Property, Plant and Equipment (Share of Jointly-Owned Power Stations) (Detail) $ in Millions	Dec. 31, 2019 USD ($)
Millstone Unit
Jointly Owned Utility Plant Interests [Line Items]
Ownership interest	93.50%	[1]
Plant in service	$ 1,231	[1]
Accumulated depreciation	(400)	[1]
Nuclear fuel	571	[1]
Accumulated amortization of nuclear fuel	(423)	[1]
Plant under construction	$ 66	[1]
Virginia Electric and Power Company | Bath Country Pumped Storage Station
Jointly Owned Utility Plant Interests [Line Items]
Ownership interest	60.00%	[2]
Plant in service	$ 1,058	[2]
Accumulated depreciation	(639)	[2]
Plant under construction	$ 6	[2]
Virginia Electric and Power Company | North Anna
Jointly Owned Utility Plant Interests [Line Items]
Ownership interest	88.40%	[2]
Plant in service	$ 2,560	[2]
Accumulated depreciation	(1,305)	[2]
Nuclear fuel	721	[2]
Accumulated amortization of nuclear fuel	(608)	[2]
Plant under construction	$ 103	[2]
Virginia Electric and Power Company | Clover Power Station
Jointly Owned Utility Plant Interests [Line Items]
Ownership interest	50.00%	[2]
Plant in service	$ 590	[2]
Accumulated depreciation	(240)	[2]
Plant under construction	$ 9	[2]

[1]	Unit jointly owned by Dominion Energy.
[2]	Units jointly owned by Virginia Power.